Income Taxes (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

Pre-tax (loss) income from continuing operations for the six months ended June 30, 2019 and 2018 were taxable in the following jurisdictions:

	Six Months	Six Months
	Ended	Ended
	June 30,2019	June 30,2018
	(Unaudited)	(Unaudited)
PRC	$(1,363,583)	$1,739,641
Others	(729,187)	(853,113)
Total (loss) income before income taxes	$(2,092,770)	$886,528

Schedule of Components of Income Tax Expense (Benefit)

ncome tax (benefit) expense from continuing operations consists of the following:

	Six Months	Six Months
	Ended	Ended
	June 30, 2019	June 30, 2018
	(Unaudited)	(Unaudited)
Current taxes	$(270,747)	$(1,286,388)
Income tax benefit	$(270,747)	$(1,286,388)

Schedule of Effective Income Tax Rate Reconciliation

Current income tax benefit was recorded in 2019 and 2018 and was related to differences between the book and corporate income tax returns.

	Six Months	Six Months
	Ended	Ended
	June 30, 2019	June 30, 2018
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit) expense	$(523,193)	$221,632
Tax rate differential benefit from tax holiday	131,583	(248,536)
Permanent differences	(179,474)	(1,447,813)
Tax effect of deductible temporary differences not recognized	118,040	(24,949)
Non-deductible tax loss	182,297	213,278
Income tax benefit	$(270,747)	$(1,286,388)

Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and deferred tax liabilities were as follows as of June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31, 2018
	(Unaudited)
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,492,087	$-	$1,180,109	$-
Loss carry-forwards	2,383,214	-	1,953,067	-
Fixed assets	22,622	(245,362)	12,972	(240,659)
Inventory valuation	286,696	-	315,719	-
Salary payable	-	-	11,946	-
Long-term investments	5,460	-	5,452	-
Intangible assets	-	127,742	-	127,544
Gross deferred tax assets and liabilities	4,190,079	(117,620)	3,479,265	(113,115)

Valuation allowance	(4,072,459)	-	(3,366,150)	-
Total deferred tax assets and liabilities	$117,620	$(117,620)	$113,115	$(113,115)